Asset transfers (Details) - Securities repurchase agreements or lending transactions - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 32,112	£ 27,516
Fair value of associated liabilities	31,932	27,342
Trading assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	20,526	23,247
Loans to banks - amortised cost
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	5
Loans to customers - amortised cost
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	39
Other financial assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 11,542	£ 4,269